Income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 27, 2014	Dec. 28, 2013	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Mar. 31, 2012	Dec. 11, 2011
Current:
Federal					$ 4,510	$ 1,148
State					685	314
Total current					5,195	1,462
Deferred:
Federal					(1,536)	(530)
State					(338)	(106)
Total deferred			604	338	(1,874)	(633)
Total deferred						(636)
Total income tax expense (benefit)	4,929	4,167	6,794	2,434	3,321	826
The reconciliation between the Company's effective tax rate on income from operations and the statutory tax rate
Expected provision at statutory U.S. federal tax rate					34.00%	34.00%
State and local taxes, net of federal tax benefit					4.50%	4.20%
Change in tax rates					(0.10%)	(2.90%)
State credits					(1.80%)
Acquisition costs						20.00%
Other					0.40%	(0.50%)
Effective tax rate	36.00%	38.40%	37.90%	39.20%	37.00%	54.80%
Deferred tax assets:
State taxes					1,002	972
Accrued liabilities					813	381
Award program liabilities					787	542
Deferred revenue					434	277
Inventory					2,997	1,565
Stock options					879	358
Other					257	171
Total deferred tax assets					7,169	4,266
Deferred tax liabilities:
Depreciation and amortization					(22,084)	(21,037)
Prepaid expenses					(297)	(315)
Total deferred tax liabilities					(22,381)	(21,352)
Deferred income taxes, net					(15,212)	(17,086)
Valuation allowance					0	0
Unrecognized tax benefits
Unrecognized tax benefits					0	0
Successor
Current:
Federal								2,004
State								463
Total current								2,467
Deferred:
Federal								(2,873)
State								(641)
Total deferred							(2,374)
Total deferred								(3,514)
Total income tax expense (benefit)								(1,047)
The reconciliation between the Company's effective tax rate on income from operations and the statutory tax rate
Expected provision at statutory U.S. federal tax rate								34.00%
State and local taxes, net of federal tax benefit								2.00%
Acquisition costs								(17.40%)
Other								(0.10%)
Effective tax rate								18.50%
Predecessor
Current:
Federal									(17)
State									71
Total current									54
Deferred:
Federal									(102)
State									(87)
Total deferred									(189)
Total income tax expense (benefit)									$ (135)
The reconciliation between the Company's effective tax rate on income from operations and the statutory tax rate
Expected provision at statutory U.S. federal tax rate									34.00%
State and local taxes, net of federal tax benefit									1.50%
Acquisition costs									(18.70%)
Other									0.20%
Effective tax rate									17.00%